Note 18 - Acquisition of Assets from Siemens - Total Identifiable Assets Acquired (Details) - Sep. 18, 2019 - Siemens [Member]		USD ($)	AUD ($)
Intangible assets - distribution rights1	[1]		$ 12,013,658
Inventory			368,840
Total identifiable assets acquired			12,382,498
Deferred income tax liability on intangible assets1	[1]		4,358,338
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total			16,740,836
Contingent consideration			2,213,042
Consideration paid in September 2019		$ 13,000,000	$ 10,169,456

[1]	Total intangible assets recognized in the balance sheet A$16,371,996 including the effect of the deferred tax.